Restructuring initiatives - Additional Information (Detail) - Wholesale division [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restructuring Initiatives [Line Items]
Restructuring costs		¥ 2,650
Restructuring costs in total	¥ 18,238
Liabilities relating to restructuring costs including currency translation adjustments	2,326	¥ 3,760
Restructuring costs settled	¥ 1,704